STARBOARD INVESTMENT TRUST
Roumell Opportunistic Value Fund

Supplement to the
Statement of Additional Information
September 13, 2019
This supplement to the Statement of Additional Information dated January 1, 2019 for the Roumell Opportunistic Value Fund (the “Fund”), a series of the Starboard Investment Trust (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to notify shareholders of changes in the manner in which the Fund will disclose its portfolio holdings. More information regarding the changes is below.
Under the section entitled “Disclosure of Portfolio Holdings,” page 28 of the Statement of Additional Information is revised by replacing the second paragraph of that section in its entirety with the following:
The Fund will generally make portfolio holdings information available to the public at http://www.roumellfund.com on a quarterly basis, including the complete portfolio holdings from the last day of the previous quarter. This information is generally available within fifteen days of the quarter end and will remain available until the next quarter’s portfolio holdings report becomes available. The Fund will also file quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Fund’s Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the Securities and Exchange Commission on Form N-CSR.

Investors Should Retain This Supplement for Future Reference